Intangible Assets - Summary of Intangible Asset Acquired (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	6 years 10 months 24 days	54 months 24 days
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	5 years	7 years
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years	3 years
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	10 years	7 years
Computer Software
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years	3 years